Shareholders' Equity (Stock Option Summary) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, number of options	214,701	192,130	272,750	413,087
Options exercisable, number of options	129,044
$15.28 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 15.28
Options outstanding, number of options	129,044
Options outstanding, weighted average remaining contractual life (in years)	4 years 8 months 12 days
Options exercisable, number of options	129,044
Options exercisable, weighted average remaining contractual life (in years)	4 years 8 months 12 days
$26.91 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 26.91
Options outstanding, number of options	85,657
Options outstanding, weighted average remaining contractual life (in years)	7 years 7 months 6 days
Options exercisable, number of options